Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Revenues
LNG revenues	$ 1,015	$ 492
LNG revenues—affiliate	503	331
Regasification revenues	65	65
Other revenues	10	2
Other revenues—affiliate	0	1
Total revenues	1,593	891
Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	837	513
Operating and maintenance expense	95	50
Operating and maintenance expense—affiliate	26	18
General and administrative expense	4	3
General and administrative expense—affiliate	18	22
Depreciation and amortization expense	105	66
Total operating costs and expenses	1,085	672
Income (loss) from operations	508	219
Other income (expense)
Interest expense, net of capitalized interest	(185)	(130)
Loss on early extinguishment of debt	0	(42)
Derivative gain, net	8	0
Other income	4	0
Total other income (expense)	(173)	(172)
Net income (loss)	$ 335	$ 47
Basic and diluted net income (loss) per common unit	$ 0.67	$ (0.80)
Weighted average number of common units outstanding used for basic and diluted net income (loss) per common unit calculation	348.6	57.1